Summary of Significant Policies (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of residual value rate and useful life of property and equipment
Property and Equipment	Residual value rate	Useful life
Electronic equipment	5%	3 years
Office equipment	5%	5 years

Schedule of intangible assets
Intangible Asset	Residual value rate	Useful life
AGM domain	0%	10 years